Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortization expense	$ 363,048	$ 336,686
Carrying Value Limited Partnerships Investment	2,062,673	2,425,721
LimitedPartnership
Tax Credits	468,054	433,970
CFS
Investment in other assets	3,172,023	4,220,418
Income	$ 951,605	$ 684,891